SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan - Lloyds Banking Group executive share plan 2006	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Outstanding, period start (in shares)	459,904,745	417,385,636
Granted (in shares)	211,214,605	174,490,843
Vested (in shares)	(47,775,806)	(88,318,950)
Forfeited (in shares)	(96,015,542)	(55,029,439)
Dividend award (in shares)	6,659,525	11,376,655
Outstanding, period end (in shares)	533,987,527	459,904,745